Summary of Significant Accounting Policies (Schedule of Basic and Diluted Earnings Per Share) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic and diluted earnings per share
Weighted average common shares outstanding during the period — basic	46,631	46,245	45,856
Effect of dilutive stock options	901	843	0
Weighted average common shares outstanding during the period — diluted	47,532	47,088	45,856